Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 11, 2016	Jun. 05, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Number of shares authorized to be repurchased			7,400,000
Purchase of treasury stock			$ 113,462	$ 117,752
Treasury Stock, Shares, Acquired			3,400,000	2,700,000
Treasury Stock Acquired, Average Cost Per Share			$ 33.22	$ 43.91
Issuance of preferred stock			$ 145,051
Preferred stock, par value			$ 1	$ 1
Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Issuance of preferred stock	$ 150,000
Preferred stock, dividend rate percentage	6.25%
Preferred stock, par value	$ 1.00
Preferred stock liquidation preference per depositary share	25
Preferred stock, liquidation preference per share	$ 25,000
Eaton Partners and ISM [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Shares Acquisitions			300,000
Sterne Agee Group, Inc. [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Shares Acquisitions		1,400,000